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November 25, 2014

BY EDGAR CORRESPONDENCE SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT ON FORM N-4 METROPOLITAN LIFE INSURANCE COMPANY
     METROPOLITAN LIFE SEPARATE ACCOUNT E
     (FILE NOS. 811-04001/333-176654)
     PREFERENCE PREMIER (OFFERED ON AND AFTER OCTOBER 7, 2011)

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 14 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing an optional rider. A subsequent post-effective amendment to the Registration Statement will be filed for the purpose of adding the financial statements and exhibits (to the extent not already included in the Amendment) and certain other information as well as any clarifying or stylistic changes.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208 or Peggy Heminger at (412) 288-7204.

Very truly yours,

/s/ W. Thomas Conner
W. Thomas Conner

Attachment

 NEW YORK . LONDON . HONG KONG . CHICAGO . WASHINGTON, D.C. . BEIJING . PARIS .
  LOS ANGELES . SAN FRANCISCO . PHILADELPHIA . SHANGHAI . PITTSBURGH . HOUSTON SINGAPORE . MUNICH . ABU DHABI . PRINCETON . NORTHERN VIRGINIA . WILMINGTON .
    SILICON VALLEY . DUBAI . CENTURY CITY . RICHMOND . ATHENS . KAZAKHSTAN

                                                           US_ACTIVE-120082032.2

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U.S. Securities and Exchange Commission                      [LOGO OF ReedSmith]
November 25, 2014
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cc:  Michele Abate
     Trina Sandoval
     John Richards